Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash Reported (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 3,332	$ 10,073
Restricted cash	137	137
Total cash, cash equivalents and restricted cash	$ 3,469	$ 10,210	$ 31,169